Document and Entity Information	Feb. 14, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Feb. 16, 2024
Entity File Number	001-07349
Entity Registrant Name	BALL CORPORATION
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	35-0160610
Entity Address, Address Line One	9200 W. 108th Circle
Entity Address, Adress Line Two	P.O. Box 5000
Entity Address, State or Province	CO
Entity Address, City or Town	Westminster
Entity Address, Postal Zip Code	80021-2510
City Area Code	303
Local Phone Number	469-3131
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	BALL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000009389
Amendment Flag	false